Taxation	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Taxation	5. TAXATION
The Santander UK group’s effective tax rate for H124 was 26.2% (H123: 27.5%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2024	30 June 2023
	£m	£m
Profit before tax	813	1,122
Tax calculated at the statutory rate of 25% (H123: 23.5%)	203	264
Bank surcharge on profits	23	44
Non-deductible preference dividends paid	4	5
Non-deductible UK Bank Levy	5	8
Non-deductible conduct remediation, fines and penalties	—	3
Other non-deductible costs and non-taxable income	2	3
Tax relief on dividends in respect of other equity instruments	(20)	(19)
Adjustment to prior year provisions	(4)	—
Tax on profit	213	308
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year.
The Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs (HMRC) in their oversight of the Santander UK group’s tax matters. The Santander UK group has consistently applied the UK’s Code of Practice on Taxation for Banks following first adoption in 2010.